NOTE 10- DERIVATIVE LIABILITY - Schedule of Change in Fair Value of Derivative Liability Included in Income Statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Note 10 Derivative Liability
Unrealized Gain (Loss) on Derivatives		$ 1,040,636
[custom:RevaluationOfDerivativeLiabilities]	317,080	1,296,250
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	$ 317,080	$ 255,614